SEGMENT INFORMATION AND REVENUE	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SEGMENT INFORMATION AND REVENUE

NOTE – 3 SEGMENT INFORMATION AND REVENUE

Information about major customers

Revenue from customers of the corresponding years contributing over 10% of the total revenue of the Group are as follows:

	Percentage of			Year ended March 31,
	respective fiscal year			2024	2025	2026
	2024	2025	2026	HKD	HKD	HKD
Customer A	-%	-%	14.9%	$-	$-	$7,528,778
Customer B	66.5	15.2	-	13,595,846	6,968,663	-
Customer C	12.5	-	-	2,549,151	-	-
Customer D	-	20.4	-	-	9,350,021	-
Customer E	-	15.4	20.1	-	7,052,000	10,182,952

An analysis of revenue is as follows:

	Year ended March 31,
	2024	2025	2026
	HKD	HKD	HKD

Provision of event management	$6,733,049	$4,423,413	$-
Sales of goods and others	11,459,364	15,572,720	23,442,060
Tickets	-	9,731,700	17,489,369
Sponsorship	-	5,371,523	9,112,347
Video production	-	8,950,021	-
Design and others	2,248,270	1,755,000	638,444

Total:	$20,440,683	$45,804,377	$50,682,220

The following tables present the Company’s revenue disaggregated by timing of revenue recognition, based on management’s assessment of available data:

	Year ended March 31,
	2024	2025	2026
	HKD	HKD	HKD

Over time	$8,981,319	$20,499,958	$9,750,791
At a point in time	11,459,364	25,304,419	40,931,429

Total:	$20,440,683	$45,804,377	$50,682,220